Significant accounting policies (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Intangible assets
Deferred revenue	€ 2,161	$ 2,161	$ 10,907	€ 8,635	$ 8,635	€ 20,136
Deferred revenue — non-current			$ 1,813	1,435	$ 1,435	10,070
Increase (decrease) due to corrections of prior period errors
Intangible assets
Deferred revenue				(1,400)		(10,100)
Deferred revenue — non-current				€ 1,400		€ 10,100
Software
Intangible assets
Amortization period	3 years